Financial Investments - HSBC Holdings, Carrying amount of financial investments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 2,621,427,000,000	$ 2,471,203,000,000
Debt securities
Disclosure of financial assets [line items]
Financial assets	85,735,000,000	62,666,000,000
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	85,735,000,000	62,666,000,000
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	10,476,000,000	679,000,000
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	75,259,000,000	61,987,000,000
HSBC Holdings
Disclosure of financial assets [line items]
Financial assets	93,215,000,000	83,933,000,000
HSBC Holdings | Debt securities
Disclosure of financial assets [line items]
Financial assets	16,106,000,000
HSBC Holdings | Highly liquid securities
Disclosure of financial assets [line items]
Financial assets	16,100,000,000	0
HSBC Holdings | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	16,106,000,000	0
HSBC Holdings | Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	10,081,000,000	0
HSBC Holdings | Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	6,025,000,000	0
HSBC Holdings | Debt instruments measured at amortised cost | Highly liquid securities
Disclosure of financial assets [line items]
Financial assets	$ 16,100,000,000	$ 0